ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I FINANCIAL INFORMATION OF PARENT COMPANY	12 Months Ended
Dec. 31, 2018
Condensed Financial Information Disclosure [Abstract]
ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I FINANCIAL INFORMATION OF PARENT COMPANY
AIRMEDIA GROUP INC.

ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I
FINANCIAL INFORMATION OF PARENT COMPANY
BALANCE SHEETS
(In U.S. dollars in thousands, except share and per share data)

	As of December 31,
	2017	2018
Assets
Current assets
Cash and cash equivalents	$89	$5
Amount due from subsidiaries	145,850	51,226
Other current assets	1,919	1,895

Total current assets	147,858	53,126

TOTAL ASSETS	$147,858	$53,126

Liabilities
Current liabilities
Accrued expenses and other current liabilities	$209	$1,727

Total liabilities	209	1,727

Equity
Ordinary Shares ($0.001 par value; 900,000,000 shares authorized in 2017 and 2018; 127,662,057 shares and 127,697,055 shares issued as of December 31, 2017 and 2018; 125,629,779 shares and 125,664,777 shares outstanding as of December 31, 2017 and 2018, respectively)	128	128
Additional paid-in capital	286,739	284,726
Treasury stock (2,032,278 and 2,032,278 shares as of December 31, 2017 and 2018, respectively)	(2,351)	(2,351)
Accumulated deficits	(172,318)	(262,415)
Accumulated other comprehensive income	35,451	31,311

Total equity	147,649	51,399

TOTAL LIABILITIES AND EQUITY	$147,858	$53,126

AIRMEDIA GROUP INC.

ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I
FINANCIAL INFORMATION OF PARENT COMPANY
STATEMENTS OF OPERATIONS
(In U.S. dollars in thousands)

	For the years ended December 31,
	2016	2017	2018
Operating expenses
Selling and marketing	$(8)	$-	$-
General and administrative	(2,356)	(468)	(1,786)

Total operating expenses	(2,364)	(468)	(1,786)
Other income (loss), net	548	(5)	468
Investment loss in subsidiaries	(63,809)	(156,003)	(88,779)

Net loss attributable to holders of ordinary shares	$(65,625)	$(156,476)	$(90,097)

AIRMEDIA GROUP INC.

ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I
FINANCIAL INFORMATION OF PARENT COMPANY
STATEMENTS OF COMPREHENSIVE LOSS
(In U.S. dollars in thousands)

	For the years ended December 31,
	2016	2017	2018

Net loss	$(65,625)	$(156,476)	$(90,097)
Other comprehensive loss, net of tax:
Change in cumulative foreign currency translation adjustment	(23,220)	35,743	(4,140)

Comprehensive loss attributable to Parent Company	$(88,845)	$(120,733)	$(94,237)

AIRMEDIA GROUP INC.

ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I
FINANCIAL INFORMATION OF PARENT COMPANY
STATEMENTS OF CHANGES IN EQUITY
(In U.S. dollars in thousands, except share and per share data)

	Ordinary shares		Additional		(Accumulated deficits)	Accumulated other
	Shares	Amount	paid-in capital	Treasury stock	retained earnings	comprehensive Income (loss)	Total equity

Balance as of January 1, 2016	124,395,645	$128	317,414	(3,778)	49,876	22,928	386,568

Stock option exercised	1,234,134	-	-	1,427	(93)	-	1,334
Share-based compensation	-	-	773	-	-	-	773
Foreign currency translation adjustment	-	-	-	-	-	(23,220)	(23,220)
Net (loss)	-	-	-	-	(65,625)	-	(65,625)
Acquisition of equity interests from non-controlling shareholders	-	-	(34,570)	-	-	-	(34,570)
Capital contribution from non-controlling interests	-	-	3,477	-	-	-	3,477
Balance as of December 31, 2016	125,629,779	$128	$287,094	$(2,351)	$(15,842)	$(292)	$268,737

Share-based compensation	-	-	343	-	-	-	343
Foreign currency translation adjustment	-	-	-	-	-	35,743	35,743
Net loss	-	-	-	-	(156,476)	-	(156,476)
Acquisition of equity interests from non-controlling interests	-	-	(1,414)	-	-	-	(1,414)
Capital contribution from non-controlling interests	-	-	716	-	-	-	716
Balance as of December 31, 2017	125,629,779	$128	$286,739	$(2,351)	$(172,318)	$35,451	$147,649

Share issued to Ascent Investor Relations LLC	34,998	0.03	18				18
Share-based compensation			45				45
Foreign currency translation adjustment	-	-	-	-	-	(4,140)	(4,140)
Net loss	-	-	-	-	(90,097)	-	(90,097)
Capital withdraw from non-controlling			(1,131)				(1,131)
Acquisition of additional equity interest in the Flying Dragon from non-controlling interest			(945)				(945)
Balance as of December 31, 2018	125,664,777	$128	$284,726	$(2,351)	$(262,415)	$31,311	$51,399

AIRMEDIA GROUP INC.

ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I
FINANCIAL INFORMATION OF PARENT COMPANY
STATEMENTS OF CASH FLOWS
(In U.S. dollars in thousands)

	For the years ended December 31,
	2016	2017	2018
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$(65,625)	$(156,476)	$(90,097)
Investment loss in subsidiaries	63,809	156,003	88,779
Share-based compensation	773	343	45

CHANGES IN WORKING CAPITAL ACCOUNTS
Other current assets	(2,456)	1,907	24
Accrued expenses and other current liabilities	(47)	3	1,518
Amount due from subsidiaries	2,019	(1,830)	(353)

Net cash used in operating activities	(1,527)	(50)	(84)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercises of stock options	1,334	-	-

Net cash provided by financing activities	1,334	-	-

Net decrease in cash	(193)	(50)	(84)
Cash, at beginning of year	332	139	89

Cash, at end of year	$139	$89	$5

AIRMEDIA GROUP INC.

NOTES TO ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I
FINANCIAL INFORMATION OF PARENT COMPANY
(In U.S. dollars in thousands)

Notes:

1.	BASIS FOR PREPARATION

The condensed financial information of the parent company, AirMedia Group Inc., only has been prepared using the same accounting policies as set out in the Group's consolidated financial statements except that the parent company has used equity method to account for its investment in its subsidiaries.

2.	INVESTMENTS IN SUBSIDIARIES AND VARIABLE INTEREST ENTITIES

The Company, its subsidiaries, its VIEs and VIEs' subsidiaries are included in the consolidated financial statements where the inter-company balances and transactions are eliminated upon consolidation. For the purpose of the Company's stand-alone financial statements, its investments in subsidiaries, VIEs and VIEs' subsidiaries are reported using the equity method of accounting. The Company's share of income and losses from its subsidiaries, VIEs and VIEs' subsidiaries is reported as earnings from subsidiaries, VIEs and VIEs' subsidiaries in the accompanying condensed financial information of parent company.

3.	INCOME TAXES

The Company is a tax exempted company incorporated in the Cayman Islands.